Investments	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investments
2.	Investments

The unrealized and realized gains and losses related to equity securities for the year ended December 31, 2019 and 2018 are as follows:

	Years ended December 31
	2019	2018
	(Millions of yen)
Net gains and (losses) recognized during the period on equity securities	2,148	(6,092)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	(76)	675
Unrealized gains and (losses) recognized during the period on equity securities still held at December 31.	2,224	(6,767)

Gross realized gains related to equity securities were ¥18,514 million for the year ended December 31, 2017. Gross realized losses, including write-downs for impairments that were other-than-temporary, were ¥42
million for the years ended December 31, 2017.
During the year ended December 31, 201
7
, Canon contributed certain marketable equity securities, not including those of its subsidiaries and affiliated companies, to an established employee retirement benefit trust, with no cash proceeds there on. The fair value of those securities at the time of contribution was ¥30,473 million. Upon contribution of those available-for-sale
securities, the unrealized gains amounting to ¥17,836 million were realized and were included in “Other, net” in the consolidated statements of income.
The carrying amount of
non-marketable
equity securities without readily determinable fair value
totaled ¥8,448 million and ¥4,629
million at December 31, 2019 and 2018, respectively. The impairment or other adjustments resulting from observable price changes recorded during the year ended December 31, 2019 and 2018 were not significant.
The unrealized and realized gains and losses related to debt securities were not significant for the years ended December 31, 2019, 2018 and 2017, respectively.
Time deposits with original maturities of more than three months are ¥1,767 million and ¥326 million at December 31, 2019 and 2018, respectively, and are included in short-term investments in the accompanying consolidated balance sheets.
Investments in affiliated companies accounted for by the equity method amounted to ¥19,988 million and ¥21,312 million at December 31, 2019 and 2018, respectively. Canon’s share of the net earnings in affiliated companies accounted for by the equity method, included in other income (deductions), were losses of ¥311
million for the year ended December 31, 2019, and earnings of
 ¥1,414 million and ¥1,196
million for the years ended December 31, 2018 and 2017 respectively.